Note 9 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
Note 6 – Subsequent Events

On April 5, 2012, the Company issued 5,842,949 shares of its common stock in conversion of loans payable in the amount of $9,115.

On April 9, 2012, the Company issued 46,224,257 shares of its common stock in conversion of loans payable in the amount of $60,600.

On April 10, 2012, Mr. Aladesuyi and BBGN&K LLC, of which Mr. Aladesuyi is the managing member, returned 42,698,065 shares of common stock in exchange for 2,134,903 shares of Series A Preferred stock. The shares of common stock were retired and placed back in the Treasury.

On April 20, 2012, the Company entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with Ironridge Technology Co., a division of Ironridge Global IV, Ltd. (“Ironridge”), providing for the issuance and sale by the Company to the Ironridge of an aggregate of 1,500 shares of the Company’s Series B Preferred Stock (the “Series B Preferred Shares”) in fifteen (15) equal tranches of 100 Series B Preferred Shares each, at a price of $1,000 per Series B Preferred Share. Pursuant to the Certificate of Designation to create the Series B Preferred Shares, each such Series B Preferred Share may be converted at any time at the option of Ironridge into shares of the Company’s common stock, par value $0.001 at a conversion price of $.01 per share, subject to certain adjustments.

In connection with the Closing, on April 20, 2012 the Company entered into a Registration Rights Agreement with Ironridge, pursuant to which the Company will file a registration statement related to the Stock Purchase Agreement with the Securities and Exchange Commission covering the resale of the Common Stock that will be issued to Ironridge upon conversion of the Series B Preferred Shares.

On April 20, 2012, the Company issued 49,700,000 shares of the Company’s common stock to Ironridge in reliance on the private placement exemption from the registration requirements of the Securities Act of 1933, as amended, provided by Section 3(a)(10) thereof. The shares issued to Ironridge were issued pursuant to a Stipulation for Settlement of Claims (the “Stipulation”) filed by the Company and Ironridge in the Superior Court for the State of California, County of Los Angeles (Case No. BC481395) on April 20, 2012 in settlement of claims purchased by Ironridge from certain creditors of the Company in the aggregate amount equal to $1,079,991 (the “Claim Amount”), plus attorney’s fees and costs. Pursuant to the Stipulation, the Company was required to issue and deliver 49,700,000 shares of Common Stock (the “Initial Issuance”). Ironridge will ultimately be entitled to retain a number of shares of Common Stock (the “Final Amount”) that is equal to: (a) the sum of $1,068,344.86 plus a transaction fee of $40,000 and reasonable attorney’s fees, (b) divided by sixty-five percent (65%) of the volume weighted average price (“VWAP”) of the Common Stock as reported by Bloomberg Professional service of Bloomberg LP over a period of time beginning on the date on which Ironridge receives the Initial Issuance and ending on the date on which the aggregate trading volume of the Company’s Common Stock exceeds $5,000,000 (such period being the “Calculation Period”), not to exceed the arithmetic average of the individual daily VWAPs of any five trading days during the Calculation Period. For every 20 million shares that trade during the Calculation Period, or if any time during the Calculation Period a daily VWAP is below 80% of the closing price of the Company’s Common Stock on the day before the date of the Initial Issuance, Ironridge has the right to cause the Company to immediately issue to Ironridge additional shares of Common Stock (each, an “Additional Issuance”) (provided, however, that at no time may Ironridge and its affiliates collectively own more than 9.99% of the total number of shares of Common Stock outstanding). At the end of the Calculation Period, (a) if the sum of the Initial Issuance and any Additional Issuance is less than the Final Amount, the Company shall immediately issue additional shares to Ironridge so that the total issuance is equal to the Final Amount and (b) if the sum of the Initial Issuance and any Additional Issuance is greater than the Final Amount, Ironridge will return any remaining shares to the Company for cancellation.

On April 24, 2012, the Company received $100,000 for the first tranche of 100 shares of Series B Preferred stock sold to Ironridge.

On May 1, 2012, the Company issued 589,147 shares of its Series A Preferred stock to an investor for $15,000 cash received.

On May 3, 2012, the Company issued a $16,000 unsecured convertible promissory note to Hanover Holdings I, LLC. The note bears interest at 12% per annum, is due May 3, 2013, and is convertible at a 55% discount to the average of the three low trading prices during the three day period prior to the conversion date.

On May 3, 2012, Magna Group, LLC entered into an assignment agreement whereby they assumed $32,500 of notes payable by the Company to Bulldog Insurance. The Company exchanged the portion of the Bulldog Insurance note and issued a $32,500 unsecured convertible promissory note to Magna Group, LLC. The note bears interest at 12% per annum, is due January 3, 2013, and is convertible at a 45% discount to the low trading price during the five day period prior to the conversion date.

On May 4, 2012, the Company issued 12,572,534 shares of its common stock in conversion of loans payable in the amount of $32,500.

On May 8, 2012, Mr. Aladesuyi and members of his family returned 3,948,652 shares of common stock in exchange for 197,433 shares of the Company’s Series A Preferred stock. The shares of common stock were retired and placed back in the Treasury.

On May 8, 2012, Mr. Sherali returned 28,365,386 shares of common stock in exchange for 1,418,269 shares of Series A Preferred stock. The shares of common stock were retired and placed back in the Treasury.

On May 8, 2012, a shareholder returned 3,440,000 shares of common stock in exchange for 172,000 shares of Series A Preferred stock. The shares of common stock were retired and placed back in the Treasury.

On May 9, 2012, the Company issued 50,300,000 shares of the Company’s common stock to Ironridge in reliance on the private placement exemption from the registration requirements of the Securities Act of 1933, as amended, provided by Section 3(a)(10) thereof. The shares issued to Ironridge were issued pursuant to a Stipulation for Settlement of Claims (the “Stipulation”) filed by the Company and Ironridge in the Superior Court for the State of California, County of Los Angeles (Case No. BC481395) on April 20, 2012 in settlement of claims purchased by Ironridge from certain creditors of the Company.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the financial statements.

Note 9 – Subsequent Events

On January 5, 2012, the company issued a secured convertible promissory note to Street Capital, Inc. for $60,000. The note is due July 5, 2012, is non-interest bearing, is convertible into shares of the Company’s common stock at a conversion price of the average of the closing bid prices during the three trading days immediately prior to the date of the conversion, and is secured by the assets of the Company. 600,000 shares of the Company’s common stock were issued to Street Capital, Inc. as an incentive to fund the note.

On January 12, 2012, the Company issued 250,000 shares of its common stock to an investor for $1,000.

On January 12, 20121, the Company issued 7,500,000 shares of its common stock to Andrea Rocha, Comptroller of the Company and the wife of Kayode Aladesuyi, for conversion of accrued compensation of $22,500.

On January 12, 2012, the Company issued 100,000 shares of its preferred stock to an investor for $5.000.

On January 12, 2012, the Company issued 100,000 shares of its preferred stock to an investor for $5,000.

On January 12, 2012, the Company issued 1,105,381 shares of its preferred stock to an investor for $67.000.

On January 12, 2012, the Company issued 100,000 shares of its preferred stock to an investor for $12,000.

On January 12, 2012, the Company issued 408,164 shares of its preferred stock (102,041 each) to its directors in payment of $40,000 ($10,000 each) of accrued board compensation.

On January 12, 2012, the Company issued 100,000 shares of its preferred stock to an investor for $5,000.

On February 14, 2012, the Company issued 5,769,231 to a consultant for services rendered of $15,000.

On February 14, 2012, the Company issued 925,000 shares of its preferred stock to an investor for $37,000.

On February 23, 2012, the Company issued 8,000,000 to a legal firm for services rendered of $71,760. These shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010.

On March 21, 2012, the Company issued 607,487 shares of its preferred stock to a consultant for services rendered of $55,000.

For the period from January 1, 2012 through April 12, 2011, the Company issued 129,024,374 shares of its common stock in conversion of loans payable in the amount of $227,532.

On February 29, 2012 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized capital stock to 1,000,000,000 shares, par value $0.001 per share, including (i) 950,000,000 shares of common stock, par value $0.001 per share and (ii) 50,000,000 shares of preferred stock, par value $0.001 per share.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the financial statements.